Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted earnings per common share
The following table sets forth the computation of basic and diluted earnings per common share:

Year ended December 31 (In thousands, except share data)	2013	2012	2011
Numerator:
Net income available to common shareholders	$77,227	$75,205	$76,284
Denominator:
Basic earnings per common share:
Weighted-average shares	15,412,365	15,407,078	15,400,155
Effect of dilutive securities – stock options and warrants	—	1,063	1,291
Diluted earnings per common share:
Adjusted weighted-average shares and assumed conversions	15,412,365	15,408,141	15,401,446
Earnings per common share:
Basic earnings per common share	$5.01	$4.88	$4.95
Diluted earnings per common share	$5.01	$4.88	$4.95